S000057727 [Member] Investment Risks - Morningstar U.S. Equity Fund	Apr. 30, 2025
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk—The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Morningstar’s skill and judgments around allocating assets to subadvisers, open- and closed-end investment companies, ETFs and individual securities and each subadviser’s skill in selecting securities and executing its strategy. The Fund could experience losses if these judgments prove to be incorrect.

Asset Allocation Risk [Member]
Prospectus [Line Items]
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Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark.

Market Risk [Member]
Prospectus [Line Items]
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Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, changes in trade regulation or economic sanctions, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

Master Limited Partnership MLP Risk [Member]
Prospectus [Line Items]
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Master Limited Partnership (MLP) Risk—MLPs are subject to, among other risks, cash flow risks, tax risk, deferred tax risk and capital market risk. Cash flow risk is the risk that MLPs will not make distributions to holders (including the Fund) at anticipated levels or that such distributions will not have the expected tax character. MLPs also are subject to tax risk, which is the risk that an MLP might lose its partnership status for tax purposes. Deferred tax risk is the risk that the Fund incurs a current tax liability on that portion of an MLP’s income and gains that is not offset by tax deductions and losses. Capital markets risk is the risk that MLPs will be unable to raise capital to meet their obligations as they come due or execute their growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures.

Smaller Companies Risk [Member]
Prospectus [Line Items]
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Smaller Companies Risk—The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Sector Focus Risk [Member]
Prospectus [Line Items]
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Sector Focus Risk—The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. To the extent that the Fund focuses on particular sectors, groups of industries or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of industries, sectors or investments. Information about the Fund’s investment in a particular industry or market sector is available in its annual and semi-annual reports to shareholders, on the Fund’s website and/or on the Fund’s Forms N-PORT and N-CSR.

Quantitative Models Risk [Member]
Prospectus [Line Items]
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Quantitative Models Risk—Morningstar may utilize quantitative models in managing all or a portion of the Fund. Such quantitative models may not perform as expected and may cause the Fund to underperform other investment strategies that do not use quantitative models. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation, or maintenance of the technology used in the quantitative model. Quantitative models may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models by Morningstar will enable the Fund to achieve its objective.

Foreign Securities Risk [Member]
Prospectus [Line Items]
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Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability. Non-U.S. issuers also may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers.

Derivatives Risks [Member]
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Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue. Derivatives also are susceptible to operational risks, such as system failures and inadequate controls, and legal risks, such as insufficient documentation and lack of enforceability of a contract.

Currency Risk [Member]
Prospectus [Line Items]
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Currency Risk—Because this Fund may invest in securities of non-U.S. issuers, changes in currency exchange rates (including in the markets in which such non-U.S. issuers’ securities are traded) could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.

ETF Risk [Member]
Prospectus [Line Items]
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ETF Risk—An investment company, such as an ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.

Cybersecurity Risk [Member]
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Cybersecurity Risk—The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.

Multimanager and Subadviser Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money by investing in the Fund.